Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Loss	$ (2,555,233)	$ (1,821,852)	$ (9,277,867)	$ (5,275,101)	$ (9,003,901)	$ (4,908,736)
Beneficial Conversion Feature on Preferred Stock	(1,686,667)	(353,333)	(2,008,907)	(353,333)	(353,333)	0
Other Comprehensive Loss, Net of Tax:					0	(2,360)
Comprehensive Net Loss to Common Shareholders	$ (4,241,900)	$ (2,175,185)	$ (11,286,774)	$ (5,628,434)	$ (9,357,234)	$ (4,911,096)